Earnings Per Share - Computation of Basic EPS and Diluted EPS (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities	0.0	7.3	7.9
Restricted Stock Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities		1.9